Provisions for pensions and similar obligations (Details 6) - Post-employment plans - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Post-Employment Plans
Fair value of plan assets at beginning of year	R$ 20,689,637	R$ 20,116,916	R$ 16,275,269
Interest (Expense) Income	1,904,345	2,100,211	1,926,424
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	1,347,689	268,309	1,589,517
Contributions/(surrenders)	481,959	38,883	2,001,806
Of which:
By the Bank	472,723	27,439	1,985,722
By plan participants	9,236	11,444	16,084
Benefits paid	(1,876,014)	(1,834,682)	(1,676,116)
Exchange differences and other items	161,374	0	16
Fair value of plan assets at end of year	R$ 22,708,990	R$ 20,689,637	R$ 20,116,916